LONG-TERM INVESTMENTS, NET - Investments accounted for at fair values, additional information (Details) - CNY (¥) ¥ in Thousands		1 Months Ended	12 Months Ended
	Aug. 14, 2017	May 31, 2019	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2017
LONG-TERM INVESTMENTS, NET
Investments in preferred shares			¥ 5,879,424	¥ 1,226,856
Fair value			5,717,276	1,014,400
Wealth management products
LONG-TERM INVESTMENTS, NET
Fair value changes in investments, net			80,800	16,500	¥ 11,700
Investments in preferred shares			¥ 5,537,500	896,920
Maturity period			1 year
Fair value			¥ 5,615,222	925,664
Unlisted equity securities and loan receivables measured at fair value
LONG-TERM INVESTMENTS, NET
Investments in preferred shares			245,076	233,088
Fair value			¥ 48,380	¥ 32,572
IFM Investments Limited
LONG-TERM INVESTMENTS, NET
Percentage of ownership interest acquired			37.60%	37.60%
Investments made		¥ 308,000	¥ 438,000
Fair value of additional investment and loan		120,100
Deemed marketing expense			317,900
Fair value			35,600	¥ 31,900
IFM Investments Limited | Secured loan to IFM controlling Shareholder
LONG-TERM INVESTMENTS, NET
Loan provided		¥ 130,000	¥ 700	¥ 600
Percentage of ownership secured the loan		17.50%
IFM Investments Limited | Unlisted equity securities and loan receivables measured at fair value
LONG-TERM INVESTMENTS, NET
Percentage of ownership interest acquired						10.00%
Number of preferred shares purchased						308,084,916
Investments in preferred shares						¥ 60,000
IFM Investments Limited | Investment in convertible note
LONG-TERM INVESTMENTS, NET
Convertible notes purchased	¥ 40,000
Maturity period	30 months
Interest rate	12.00%